GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]
7. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2023	2022
Corporate administration	$9,190	$9,001
Salaries and benefits	17,570	16,387
Audit, legal and professional fees	9,090	7,683
Filing and listing fees	610	805
Directors' fees and expenses	743	867
Depreciation	1,506	1,629
	$38,709	$36,372